Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income for the year	$ 71,466	$ 64,957
Adjustments for:
Depreciation, depletion and amortization	102,482	76,169
Net finance expense	26,467	22,507
Impairment reversal	(24,357)	0
Income tax expense	3,121	16,028
Non-cash foreign exchange (gain) loss	(4,373)	2,069
Net changes in non-cash working capital items	(4,886)	9,186
Other operating activities	3,610	6,405
Cash generated in operating activities before interest and taxes	173,530	197,321
Moratorium paid	(9,270)	0
Interest paid	(15,235)	(8,087)
Income taxes paid	(4,300)	(18,550)
Cash generated by operating activities	144,725	170,684
Cash flows from investing activities
Purchase of plant and equipment	(28,897)	(42,272)
Capitalized stripping costs	(22,863)	(32,624)
Underground mine development costs	(8,294)	(5,377)
Chinchillas project costs	(11,432)	0
Capitalized exploration costs	(5,368)	(5,797)
Closing payment on formation of joint venture, net of cash acquired	(12,972)	0
Proceeds from sale of marketable securities	68,641	4,969
Cash received on Seabee Gold Operation acquisition, net of share exchange payment	0	16,753
Interest received	3,944	1,670
Tax deposit recovered	0	18,243
Other	1,747	1,171
Cash (used) in investing activities	(15,494)	(43,264)
Cash flows from financing activities
Proceeds from exercise of stock options	2,281	6,700
Funding from non-controlling interest	2,320	0
Repayment of bank loan	0	(3,845)
Repayment of Seabee Gold Operation credit facility	0	(13,707)
Share issuance fees on Seabbee Gold Operation acquisition	0	(212)
Cash generated (used) by financing activities	4,601	(11,064)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,095)	(1,091)
Increase in cash and cash equivalents	132,737	115,265
Cash and cash equivalents, beginning of year	327,127	211,862
Cash and cash equivalents, end of year	$ 459,864	$ 327,127